Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity

NOTE 14	Shareholders’ Equity

At December 31, 2017 and 2016, the Company had authority to issue 4 billion shares of common stock and 50 million shares of preferred stock. The Company had 1.7 billion shares of common stock outstanding at December 31, 2017 and 2016. The Company had 59 million shares reserved for future issuances, primarily under its stock incentive plans at December 31, 2017.

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock were as follows:

	2017				2016
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series G	–	–	–	–	43,400	1,085	10	1,075
Series H	20,000	500	13	487	20,000	500	13	487
Series I	30,000	750	5	745	30,000	750	5	745
Series J	40,000	1,000	7	993	–	–	–	–
Total preferred stock(a)	186,510	$5,601	$182	$5,419	189,910	$5,686	$185	$5,501
(a)	The par value of all shares issued and outstanding at December 31, 2017 and 2016, was $1.00 per share.

During 2017, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series J Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series J Preferred Stock”). The Series J Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable semiannually, in arrears, at a rate per annum equal to 5.300 percent from the date of issuance to, but excluding, April 15, 2027, and thereafter will accrue and be payable quarterly at a floating rate per annum equal to three-month LIBOR plus 2.914 percent. The Series J Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after April 15, 2027. The Series J Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to April 15, 2027 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series J Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.

During 2015, the Company issued depositary shares representing an ownership interest in 30,000 shares of Series I Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series I Preferred Stock”). The Series I Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable semiannually, in arrears, at a rate per annum equal to 5.125 percent from the date of issuance to, but excluding, January 15, 2021, and thereafter will accrue and be payable quarterly at a floating rate per annum equal to three-month LIBOR plus 3.486 percent. The Series I Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after January 15, 2021. The Series I Preferred stock is redeemable at the Company’s option, in whole, but not in part, prior to January 15, 2021 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series I Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.

During 2013, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series H Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series H Preferred Stock”). The Series H Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 5.15 percent. The Series H Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after July 15, 2018. The Series H Preferred stock is redeemable at the Company’s option, in whole, but not in part, prior to July 15, 2018 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series H Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve.

During 2012, the Company issued depositary shares representing an ownership interest in 44,000 shares of Series F Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series F Preferred Stock”). The Series F Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 6.50 percent from the date of issuance to, but excluding, January 15, 2022, and thereafter at a floating rate per annum equal to three-month LIBOR plus 4.468 percent. The Series F Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after January 15, 2022. The Series F Preferred Stock is redeemable at the Company’s option, in whole, but not in part, prior to January 15, 2022 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series F Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board. During 2012, the Company also issued depositary shares representing an ownership interest in 43,400 shares of Series G Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series G Preferred Stock”). During 2017, the Company redeemed all outstanding shares of the Series G Preferred Stock at a redemption price equal to the liquidation preference amount. The Company included a $10 million loss in the computation of earnings per diluted common share for 2017, which represents the stock issuance costs recorded in preferred stock upon the issuance of the Series G Preferred Stock that were reclassified to retained earnings on the date the Company provided notice of its intent to redeem the outstanding shares.

During 2010, the Company issued depositary shares representing an ownership interest in 5,746 shares of Series A Non-Cumulative Perpetual Preferred Stock (the “Series A Preferred Stock”) to investors, in exchange for their portion of USB Capital IX Income Trust Securities. During 2011, the Company issued depositary shares representing an ownership interest in 6,764 shares of Series A Preferred Stock to USB Capital IX, thereby settling the stock purchase contract established between the Company and USB Capital IX as part of the 2006 issuance of USB Capital IX Income Trust Securities. The preferred shares were issued to USB Capital IX for the purchase price specified in the stock forward purchase contract. The Series A Preferred Stock has a liquidation preference of $100,000 per share, no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus 1.02 percent or 3.50 percent. The Series A Preferred Stock is redeemable at the Company’s option, subject to prior approval by the Federal Reserve Board.

During 2006, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series B Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series B Preferred Stock”). The Series B Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus .60 percent, or 3.50 percent. The Series B Preferred Stock is redeemable at the Company’s option, subject to the prior approval of the Federal Reserve Board.

During 2017, 2016 and 2015, the Company repurchased shares of its common stock under various authorizations approved by its Board of Directors. As of December 31, 2017, the approximate dollar value of shares that may yet be purchased by the Company under the current Board of Directors approved authorization was $1.3 billion.

The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2017	49	$2,622
2016	61	2,600
2015	52	2,246

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Securities Available-For- Sale	Unrealized Gains (Losses) on Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2017
Balance at beginning of period	$(431)	$25	$55	$(1,113)	$(71)	$(1,535)
Changes in unrealized gains and losses	178	–	(5)	(41)	–	132
Foreign currency translation adjustment(a)	–	–	–	–	(2)	(2)
Reclassification to earnings of realized gains and losses	(57)	(13)	30	117	–	77
Applicable income taxes	(47)	5	(9)	(29)	4	(76)

Balance at end of period	$(357)	$17	$71	$(1,066)	$(69)	$(1,404)

2016
Balance at beginning of period	$111	$36	$(67)	$(1,056)	$(43)	$(1,019)
Changes in unrealized gains and losses	(858)	–	74	(255)	–	(1,039)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(1)	–	–	–	–	(1)
Foreign currency translation adjustment(a)	–	–	–	–	(28)	(28)
Reclassification to earnings of realized gains and losses	(22)	(18)	124	163	–	247
Applicable income taxes	339	7	(76)	35	–	305

Balance at end of period	$(431)	$25	$55	$(1,113)	$(71)	$(1,535)

2015
Balance at beginning of period	$392	$52	$(172)	$(1,106)	$(62)	$(896)
Changes in unrealized gains and losses	(457)	–	(25)	(142)	–	(624)
Foreign currency translation adjustment(a)	–	–	–	–	20	20
Reclassification to earnings of realized gains and losses	–	(25)	195	223	–	393
Applicable income taxes	176	9	(65)	(31)	(1)	88

Balance at end of period	$111	$36	$(67)	$(1,056)	$(43)	$(1,019)
(a)	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2017	2016	2015
Unrealized gains (losses) on securities available-for-sale
Realized gains (losses) on sale of securities	$57	$27	$1	Total securities gains (losses), net
Other-than-temporary impairment recognized in earnings	–	(5)	(1)

	57	22	–	Total before tax
	(22)	(9)	–	Applicable income taxes

	35	13	–	Net-of-tax
Unrealized gains (losses) on securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	13	18	25	Interest income
	(5)	(7)	(9)	Applicable income taxes

	8	11	16	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(30)	(124)	(195)	Interest expense
	11	48	75	Applicable income taxes

	(19)	(76)	(120)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	(117)	(163)	(223)	Employee benefits expense
	45	63	85	Applicable income taxes

	(72)	(100)	(138)	Net-of-tax

Total impact to net income	$(48)	$(152)	$(242)

Regulatory Capital The Company uses certain measures defined by bank regulatory agencies to assess its capital. Beginning January 1, 2014, the regulatory capital requirements effective for the Company follow Basel III, subject to certain transition provisions from Basel I over the following four years to full implementation by January 1, 2018. Basel III includes two comprehensive methodologies for calculating risk-weighted assets: a general standardized approach and more risk-sensitive advanced approaches, with the Company’s capital adequacy being evaluated against the methodology that is most restrictive.

Tier 1 capital is considered core capital and includes common shareholders’ equity adjusted for the aggregate impact of certain items included in other comprehensive income (loss) (“common equity tier 1 capital”), plus qualifying preferred stock, trust preferred securities and noncontrolling interests in consolidated subsidiaries subject to certain limitations. Total risk-based capital includes Tier 1 capital and other items such as subordinated debt and the allowance for credit losses. Capital measures are stated as a percentage of risk-weighted assets, which are measured based on their perceived credit and operational risks and include certain off-balance sheet exposures, such as unfunded loan commitments, letters of credit, and derivative contracts. Under the standardized approach, the Company is also subject to a leverage ratio requirement, a non risk-based asset ratio, which is defined as Tier 1 capital as a percentage of average assets adjusted for goodwill and other non-qualifying intangibles and other assets.

For a summary of the regulatory capital requirements and the actual ratios as of December 31, 2017 and 2016, for the Company and its bank subsidiary, see Table 23 included in Management’s Discussion and Analysis, which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2017	2016

Basel III transitional standardized approach:
Common shareholders’ equity	$43,621	$41,797
Less intangible assets
Goodwill (net of deferred tax liability)	(8,613)	(8,203)
Other disallowed intangible assets	(466)	(427)
Other(a)	(173)	553

Total common equity tier 1 capital	34,369	33,720
Qualifying preferred stock	5,419	5,501
Noncontrolling interests eligible for tier 1 capital	117	203
Other(b)	(99)	(3)

Total tier 1 capital	39,806	39,421
Eligible portion of allowance for credit losses	4,417	4,357
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,280	3,576
Other	–	1

Total tier 2 capital	7,697	7,934

Total risk-based capital	$47,503	$47,355

Risk-weighted assets	$367,771	$358,237

Basel III transitional advanced approaches:
Common shareholders’ equity	$43,621	$41,797
Less intangible assets
Goodwill (net of deferred tax liability)	(8,613)	(8,203)
Other disallowed intangible assets	(466)	(427)
Other(a)	(173)	553

Total common equity tier 1 capital	34,369	33,720
Qualifying preferred stock	5,419	5,501
Noncontrolling interests eligible for tier 1 capital	117	203
Other(b)	(99)	(3)

Total tier 1 capital	39,806	39,421
Eligible portion of allowance for credit losses	1,391	1,266
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,280	3,576
Other	–	1

Total tier 2 capital	4,671	4,843

Total risk-based capital	$44,477	$44,264

Risk-weighted assets	$287,211	$277,141
(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc., and the portion of deferred tax assets related to net operating loss and tax credit carryforwards not eligible for common equity tier 1 capital.
(b)	Includes the remaining portion of deferred tax assets not eligible for total tier 1 capital.

Noncontrolling interests principally represent third party investors’ interests in consolidated entities, including preferred stock of consolidated subsidiaries. During 2006, the Company’s banking subsidiary formed USB Realty Corp., a real estate investment trust, for the purpose of issuing 5,000 shares ofFixed-to-Floating Rate Exchangeable Non-cumulative Perpetual Series A Preferred Stock with a liquidation preference of $100,000 per share (“Series A Preferred Securities”) to third party investors. Dividends on the Series A Preferred Securities, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to three-month LIBOR plus 1.147 percent. If USB Realty Corp. has not declared a dividend on the Series A Preferred Securities before the dividend payment date for any dividend period, such dividend shall not be cumulative and shall cease to accrue and be payable, and USB Realty Corp. will have no obligation to pay dividends accrued for such dividend period, whether or not dividends on the Series A Preferred Securities are declared for any future dividend period.

The Series A Preferred Securities will be redeemable, in whole or in part, at the option of USB Realty Corp. on each fifth anniversary after the dividend payment date occurring in January 2012. Any redemption will be subject to the approval of the Office of the Comptroller of the Currency. During 2016, the Company purchased 500 shares of the Series A Preferred Securities held by third party investors at an amount below their carrying amount, recording a net gain of $9 million directly to retained earnings. As of December 31, 2017, 4,500 shares of the Series A Preferred Securities remain outstanding.